Interim Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Revenue recognized from contracts with customers
Oil and gas sales	¥ 94,283	¥ 90,309
Marketing revenues	12,073	12,538
Other revenue	2,524	2,802
Total revenue	108,880	105,649
EXPENSES
Operating expenses	(11,610)	(11,610)
Taxes other than income tax	(4,396)	(4,245)
Exploration expenses	(6,238)	(2,260)
Depreciation, depletion and amortization	(26,392)	(27,221)
Special oil gain levy	(520)	(1,117)
Impairment and provision reversed/(recognised)	188	(159)
Crude oil and product purchases	(11,008)	(11,700)
Selling and administrative expenses	(3,276)	(3,135)
Others	(2,318)	(2,964)
Total expenses	(65,570)	(64,411)
PROFIT FROM OPERATING ACTIVITIES	43,310	41,238
Interest income	477	327
Finance costs	(2,611)	(2,471)
Exchange (losses)/gains, net	(211)	254
Investment income	2,369	1,675
Share of profits of associates	249	237
Profit/(loss) attributable to a joint venture	228	(6,509)
Other income, net	231	766
PROFIT BEFORE TAX	44,042	35,517
Income tax expense	(13,789)	(10,040)
PROFIT FOR THE YEAR ATTRIBUTABLE TO OWNERS OF THE PARENT	30,253	25,477
Items that may be subsequently reclassified to profit or loss
Exchange differences on translation of foreign operations	514	2,241
Share of other comprehensive income/(expense) of associates	8	(12)
Other items that will not be reclassified to profit or loss
Fair value change on equity investments designated as at fair value through other comprehensive (expense)/income	(1,538)	794
Others	(26)	29
OTHER COMPREHENSIVE (EXPENSE)/INCOME FOR THE PERIOD, NET OF TAX	(1,042)	3,052
TOTAL COMPREHENSIVE INCOME FOR THE PERIOD ATTRIBUTABLE TO OWNERS OF THE PARENT	¥ 29,211	¥ 28,529
EARNINGS PER SHARE FOR THE PERIOD ATTRIBUTABLE TO OWNERS OF THE PARENT
Basic (RMB Yuan)	¥ 0.68	¥ 0.57
Diluted (RMB Yuan)	¥ 0.68	¥ 0.57